COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCY

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities) any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities), and Representative Shares are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement and Business Combination Marketing Agreement

The Company engaged I-Bankers to act as Underwriters on the Initial Public Offering of the Company’s Units, for $115,000,000 and the simultaneous listing on the Nasdaq Global Market. The Underwriters had a 30-day option to purchase up to an additional 1,500,000 Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On March 28, 2024, simultaneously with the closing of the Initial Public Offering, the Underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

The Underwriters were entitled to a cash underwriting discount of $0.30 per Unit, or $3,450,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, under a business combination marketing agreement, the Company engaged I-Bankers to provide marketing services in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering (the “M&A fee”) or $4,025,000 in the aggregate. If the Company doesn’t complete a business combination, no fee will be due. In addition, the Company will pay the I-Bankers a finder fee equal to 1.0% of the consideration issued to a target if the business combination is consummated with a target introduced by the I-Bankers.

On the closing of the Initial Public Offering, pursuant to the underwriting agreement, the Company issued as compensation 395,000 shares of common stock for no cash consideration (the “Representative Shares”).

Working Capital Loan

On September 16, 2024, the Company issued an unsecured promissory note in the principal amount of $150,000 to Su De Tang Global Corporation (the “Working Capital Loan”). The principal balance of this Promissory Note represents the first of potentially three instalments of the Working Capital Loan. The Working Capital Loan bears no interest and will be extinguished without any payment required at the consummation of a Business Combination with Su De Tang Global Corporation. The Company has borrowed a total of $147,629 under the Working Capital Loan. As of September 30, 2025, the Company repaid an amount of $147,629. Borrowings under the note are no longer available.

NOTE 6. COMMITMENTS AND CONTINGENCY

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities) any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities), and Representative Shares are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement and Business Combination Marketing Agreement

The Company engaged I-Bankers to act as Underwriters on the Initial Public Offering of the Company’s Units, for $115,000,000 and the simultaneous listing on the Nasdaq Global Market. The Underwriters had a 30-day option to purchase up to an additional 1,500,000 Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On March 28, 2024, simultaneously with the closing of the Initial Public Offering, the Underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

The Underwriters were entitled to a cash underwriting discount of $0.30 per Unit, or $3,450,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, under a business combination marketing agreement, the Company engaged I-Bankers to provide marketing services in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering (the “M&A fee”) or $4,025,000 in the aggregate. If the Company doesn’t complete a business combination, no fee will be due. In addition, the Company will pay the I-Bankers a finder fee equal to 1.0% of the consideration issued to a target if the business combination is consummated with a target introduced by the I-Bankers.

On the closing of the Initial Public Offering, pursuant to the underwriting agreement, the Company issued as compensation 395,000 shares of common stock for no cash consideration (the “Representative Shares”).

Working Capital Loan

On September 16, 2024, the Company issued an unsecured promissory note in the principal amount of $150,000 to Su De Tang Global Corporation (the “Working Capital Loan”). The principal balance of this Promissory Note represents the first of potentially three instalments of the Working Capital Loan. The Working Capital Loan bears no interest and will be extinguished without any payment required at the consummation of a Business Combination with Su De Tang Global Corporation. The Company has borrowed a total of $147,629 under the Working Capital. As of September 30, 2025, the Company repaid an amount of $147,629. Borrowings under the note are no longer available.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

19.	Commitments and Contingencies

Purchase of Equipment

As previously disclosed, the Company had a commitment to purchase multi-omics testing equipment from a third-party supplier. On June 26, 2026, the Company executed this commitment by purchase for a total cost of $343,080, including freight and shipping costs. The equipment was delivered to the South Carolina laboratory and invoiced by the supplier but has not yet been placed into service.

Indemnification

The Company has agreed to indemnify its officers and directors for certain events or occurrences, while the officer or director is or was serving at the Company’s request in such capacity. The Company has purchased directors and officers liability insurance coverage that provides for reimbursement to the Company for covered obligations and this is intended to limit the Company’s exposure and enable it to recover a portion of any amounts it pays under its indemnification obligations. The Company had no liabilities recorded for these agreements as of March 31, 2026, as no amounts were probable.

Employee Agreements

The Company has signed employment agreements with certain key employees pursuant to which, if their employment is terminated following a change of control of the Company, the employees are entitled to receive certain benefits, including accelerated vesting of shares under the EIP.

15.	Commitments and Contingencies

Purchase of Equipment

The Company has commitment to purchase multi-omics testing equipment amounting to $318,000 from a third-party supplier.

Indemnification

The Company has agreed to indemnify its officers and directors for certain events or occurrences, while the officer or director is or was serving at the Company’s request in such capacity. The Company has purchased directors and officers liability insurance coverage that provides for reimbursement to the Company for covered obligations and this is intended to limit the Company’s exposure and enable it to recover a portion of any amounts it pays under its indemnification obligations. The Company had no liabilities recorded for these agreements as of December 31, 2025 and December 31, 2024, as no amounts were probable.

Employee Agreements

The Company has signed employment agreements with certain key employees pursuant to which, if their employment is terminated following a change of control of the Company, the employees are entitled to receive certain benefits, including accelerated vesting of shares under EIP.